Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Parenthetical) (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($)
Discontinued Operations [Line Items]
Weight average cost of capital	17.60%	17.10%
Growth rate to extrapolate the cash flows projections	1.50%	1.50%
Unitel S.A. ("Unitel")]
Discontinued Operations [Line Items]
Unpaid dividends | $			$ 821
Fair value of the investment | R$	R$ 1,760	R$ 1,920
Percentage of interest in financial investment	25.00%	25.00%	25.00%
Africatel Holding BV | Samba Luxco
Discontinued Operations [Line Items]
Percentage of ownership after disposal	14.00%